Inventories	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Inventories

(9) Inventories

Inventories as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Finished goods	¥931,774	¥973,797
Work in process	69,702	78,006
Raw materials	521,979	534,984

Total	¥1,523,455	¥1,586,787

The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2017, 2018 and 2019 are ¥22,707 million, ¥67,768 million and ¥32,565 million, respectively.